Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Summary of Account Receivables, Net of Allowance for Doubtful Accounts
Accounts receivable, net of allowance for doubtful accounts by the Group consist of the following:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Accounts receivable	179,967	159,233
Less: allowance for doubtful accounts	(1,673)	(2,153)

Accounts receivable, net	178,294	157,080

Summary of Movement of Allowance for Doubtful Accounts
The movements in the allowance for doubtful accounts are as follows:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Balance at beginning of year	1,656	1,673
Additions	17	480

Accounts receivable, net	1,673	2,153